Called up share capital (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Beginning Balance, equity	£ 66,016 [1]	£ 71,365
Ending Balance, equity	63,168	66,016 [1]
Ordinary share capital [member]
Beginning Balance, equity	4,265
Movements	13
Ending Balance, equity	4,278	4,265
Share premium [member]
Beginning Balance, equity	17,780
Movements	86
Ending Balance, equity	17,866	17,780
Share premium [member] | Ordinary share capital [member]
Beginning Balance, equity	22,045
Movements	99
Ending Balance, equity	£ 22,144	£ 22,045

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.